Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2017 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances	$ 21.1	¥ 141.1
Xinjiang Puzhao Technology Development Co., Ltd. [Member]
Commitments and Contingencies (Textual)
Guaranteed loans balances	1.5
Ms. Qi Wen [Member]
Commitments and Contingencies (Textual)
Guaranteed loans balances	1.2
Eleven lawsuits [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances	$ 12.2